Income Taxes - Total Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Provision for (reversal of) current income taxes
Adjustments for prior years	$ 15	$ (38)
Current income tax expense	2,727	2,294
Total provision for (reversal of) current income taxes	2,742	2,256
Provision for (reversal of) deferred income taxes
Adjustments for prior years	(11)	37
Effect of changes in tax rates and laws	2	4
Origination and reversal of temporary differences	(248)	(285)
Total provision for (reversal of) deferred income taxes	(257)	(244)
Income tax expense	2,485	2,012
OCI	397	578
Total comprehensive income	$ 2,882	$ 2,590